Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
GOLDMAN SACHS ETF TRUST
Goldman Sachs Access U.S. Aggregate Bond ETF
(the “Fund”)
Supplement dated March 4, 2022 to the
Prospectus and Summary Prospectus, dated December 29, 2021
The following replaces the table and accompanying footnotes under “Goldman Sachs Access U.S. Aggregate Bond ETF—Summary—Fees and Expenses of the Fund” in the Prospectus:

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):

Management Fees	0.14%
Distribution and Service (12b‑1) Fees	0.00%
Other Expenses	0.00%
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses[1]	0.16%
Fee Waiver[2]	(0.02)%
Total Annual Fund Operating Expenses After Fee Waiver	0.14%
[1]	The “Total Annual Fund Operating Expenses” do not correlate to the ratios of the net and total expenses to average net assets provided in the Financial Highlights, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
[2]	The Investment Adviser has agreed to waive a portion of its management fee in an amount equal to any management fees it earns as an investment adviser to the affiliated funds in which the Fund invests. This arrangement will remain in effect through at least December 29, 2022, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

Goldman Sachs Access U.S. Aggregate Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
GOLDMAN SACHS ETF TRUST
Goldman Sachs Access U.S. Aggregate Bond ETF
(the “Fund”)
Supplement dated March 4, 2022 to the
Prospectus and Summary Prospectus, dated December 29, 2021
The following replaces the table and accompanying footnotes under “Goldman Sachs Access U.S. Aggregate Bond ETF—Summary—Fees and Expenses of the Fund” in the Prospectus:

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):

Management Fees	0.14%
Distribution and Service (12b‑1) Fees	0.00%
Other Expenses	0.00%
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses[1]	0.16%
Fee Waiver[2]	(0.02)%
Total Annual Fund Operating Expenses After Fee Waiver	0.14%
[1]	The “Total Annual Fund Operating Expenses” do not correlate to the ratios of the net and total expenses to average net assets provided in the Financial Highlights, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
[2]	The Investment Adviser has agreed to waive a portion of its management fee in an amount equal to any management fees it earns as an investment adviser to the affiliated funds in which the Fund invests. This arrangement will remain in effect through at least December 29, 2022, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 29, 2022
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The “Total Annual Fund Operating Expenses” do not correlate to the ratios of the net and total expenses to average net assets provided in the Financial Highlights, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
Goldman Sachs Access U.S. Aggregate Bond ETF | Goldman Sachs Access U.S. Aggregate Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.14%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.16%	[1]
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.14%

[1]	The “Total Annual Fund Operating Expenses” do not correlate to the ratios of the net and total expenses to average net assets provided in the Financial Highlights, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
[2]	The Investment Adviser has agreed to waive a portion of its management fee in an amount equal to any management fees it earns as an investment adviser to the affiliated funds in which the Fund invests. This arrangement will remain in effect through at least December 29, 2022, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.